UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, February 11, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: $414,326


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              g1150g111    25941   791125 SH       SOLE                   775150             15975
ACCO BRANDS                    COM              00081T108      618   179000 SH       SOLE                   179000
AMB PROPERTY                   COM              00163T109      703    30000 SH       SOLE                    30000
AMER EXPRESS                   COM              025816109     8220   443150 SH       SOLE                   433325              9825
ANSYS INC                      COM              03662Q105     2650    95000 SH       SOLE                    95000
APOLLO GROUP                   COM              037604105    22554   294358 SH       SOLE                   284783              9575
ARENA RESOURCES                COM              040049108     2247    80000 SH       SOLE                    80000
AVALONBAY COMM                 COM              053484101      800    13200 SH       SOLE                    13200
BERKSHIRE HATH B               COM              084670207    55268    17196 SH       SOLE                    16744               452
CAREER EDUCATN                 COM              141665109     1941   108200 SH       SOLE                   108200
CATHAY GENERAL                 COM              149150104     3524   148375 SH       SOLE                   148375
CINTAS CORP                    COM              172908105     3833   165000 SH       SOLE                   165000
COCA COLA                      COM              191216100    22706   501575 SH       SOLE                   490550             11025
CORINTHIAN COLL                COM              218868107    18492  1129637 SH       SOLE                  1101537             28100
DELL INC                       COM              24702R101     8486   828725 SH       SOLE                   804125             24600
DENTSPLY INTL                  COM              249030107     2340    82850 SH       SOLE                    82850
DREW INDUSTRIES                COM              26168L205     1464   122000 SH       SOLE                   122000
DUCKWALL-ALCO                  COM              264142100     1615   165000 SH       SOLE                   165000
EASTERN INSUR                  COM              276534104     1382   172100 SH       SOLE                   172100
EQUITY LIFESTYLE               COM              29472R108      817    21300 SH       SOLE                    21300
GARTNER INC                    COM              366651107    23282  1305750 SH       SOLE                  1265975             39775
GENERAL ELECTRIC               COM              369604103    15434   952691 SH       SOLE                   929741             22950
GUARANTY FINL                  COM              40108n106      261   100000 SH       SOLE                   100000
HAMPDEN BANCRP                 COM              40867E107     1149   125700 SH       SOLE                   125700
HELMERICH/PAYNE                COM              423452101     1479    65000 SH       SOLE                    65000
HOME DEPOT                     COM              437076102     1750    76000 SH       SOLE                    76000
ITT EDUCATNL SVC               COM              45068B109     5091    53600 SH       SOLE                    53600
JOHNSON & JOHNSN               COM              478160104    20464   342038 SH       SOLE                   332800              9238
KILROY REALTY                  COM              49427f108     1004    30000 SH       SOLE                    30000
KRAFT FOODS                    COM              50075N104    12248   456175 SH       SOLE                   448275              7900
LOWE'S COMPANIES               COM              548661107     1377    64000 SH       SOLE                    64000
MARINE PRODUCTS                COM              568427108     2207   392700 SH       SOLE                   392700
MERCURY GENL                   COM              589400100    15004   326235 SH       SOLE                   316960              9275
MERRILL LYNCH                  COM              590188108     3698   317675 SH       SOLE                   309375              8300
MICROSOFT                      COM              594918104     4504   231700 SH       SOLE                   231700
MORNINGSTAR                    COM              617700109     1597    45000 SH       SOLE                    45000
OMEGA FLEX                     COM              682095104    13133   627173 SH       SOLE                   602748             24425
PACCAR INC                     COM              693718108     3532   123500 SH       SOLE                   123500
PATTERSON COS                  COM              703395103     7890   420800 SH       SOLE                   406875             13925
PHH CORP                       COM              693320202     1042    81848 SH       SOLE                    79745              2103
POST PROPERTIES                COM              737464107      680    41200 SH       SOLE                    41200
ROFIN-SINAR TECH               COM              775043102     3334   162000 SH       SOLE                   162000
RTI INTL METALS                COM              74973w107      649    45357 SH       SOLE                    45357
SIMPSON MANUF                  COM              829073105     2943   106000 SH       SOLE                   106000
SOWESTERN ENRGY                COM              845467109    10094   348425 SH       SOLE                   340275              8150
TAUBMAN CENTERS                COM              876664103      764    30000 SH       SOLE                    30000
TECH DATA CORP                 COM              878237106      892    50000 SH       SOLE                    50000
TERADATA CORP                  COM              88076w103     3188   215000 SH       SOLE                   215000
THOR INDUSTRIES                COM              885160101     1608   122000 SH       SOLE                   122000
TJX COMPANIES                  COM              872540109    11134   541275 SH       SOLE                   525975             15300
ULTRA PETROLEUM                COM              903914109     1553    45000 SH       SOLE                    45000
UNITED FINL BANC               COM              91030T109     1892   125000 SH       SOLE                   125000
WASHINGTON POST                COM              939640108    11118    28490 SH       SOLE                    27597               893
WEIGHT WATCHERS                COM              948626106    12927   439400 SH       SOLE                   428175             11225
WELLS FARGO                    COM              949746101    26153   887130 SH       SOLE                   861677             25453
WYNDHAM WWIDE                  COM              98310w108     3652   557620 SH       SOLE                   544880             12740